Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST III
Prospectus Date	rr_ProspectusDate	Sep. 30, 2013
Supplement [Text Block]	nmst3_SupplementTextBlock
NUVEEN TENNESSEE MUNICIPAL BOND FUND

SUPPLEMENT DATED DECEMBER 9, 2013

TO THE PROSPECTUS DATED SEPTEMBER 30, 2013

Class B shares of Nuveen Tennessee Municipal Bond Fund (the "Fund") will be converted to Class A shares of the Fund at the close of business on December 16, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.
Nuveen Tennessee Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmst3_SupplementTextBlock
NUVEEN TENNESSEE MUNICIPAL BOND FUND

SUPPLEMENT DATED DECEMBER 9, 2013

TO THE PROSPECTUS DATED SEPTEMBER 30, 2013

Class B shares of Nuveen Tennessee Municipal Bond Fund (the "Fund") will be converted to Class A shares of the Fund at the close of business on December 16, 2013. Therefore, Class B shares of the Fund will no longer be available through an exchange from other Nuveen Mutual Funds after that date.